Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
11.	Financial Instruments and Fair Value Disclosures:

As of December 31, 2025, the principal financial assets of the Company consist of cash at banks, trade accounts receivable, investment in equity securities, investment in debt securities, investments in related parties, Castor and Robin, and amounts due from related parties. As of December 31, 2025, the principal financial liabilities of the Company consist of trade accounts payable and amounts due to related parties.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
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Cash and cash equivalents, accounts receivable trade, net, amounts due from/to related party/(ies) and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term maturity nature. Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

•	Investment in related parties: Investment in related parties is initially measured at the transaction price and subsequently assessed for the existence of any observable market for the Castor Series D Preferred Shares and Robin Series A Preferred Shares, any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment, no such case was identified as at June 30, 2025.

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Investment in equity securities: The carrying value reported in the accompanying consolidated balance sheet for investment in equity securities with readily determinable fair values represents its fair value and is considered a Level 1 item of the fair value hierarchy as it is determined though quoted prices in an active market. Investment in equity securities without a readily determinable fair value is initially measured at the transaction price and subsequently assessed for the existence of any observable market and any observable price changes for identical or similar investments and the existence of any indications for impairment. As per the Company’s assessment, no such case was identified as at December 31, 2025.

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Investment in debt securities: The carrying value reported in the accompanying consolidated balance sheet for investment in debt securities is at amortized cost. The fair value of the investment in debt securities (Note 8), is determined through Level 1 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements, as it is determined though quoted prices in an active market.

The estimated fair value of the Company’s investment in debt securities at December 31, 2025 is as follows:

	2025
	Carrying amount	Fair value
Investment in debt securities	$2,918,353	$3,088,068

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Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, due from related parties, trade accounts receivable and loan to related party. The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition. The Company evaluated its credit risk with the loan to related party by performing ongoing credit evaluation on the borrower’s financial condition.